Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisitions [Abstract]
ACQUISITIONS

NOTE 9: ACQUISITIONS

SA Concepts

On June 11, 2013, the Company, entered into a Stock Purchase Agreement (the “SPA”) with Sustainable Aerodynamic (“SA”) Concepts pursuant to which the Company issued from its shares held in Class A Stock 1,500 shares to three individuals valued at $426 to acquire 100% of SA Concepts. The Company sold this entity in November 2014. The acquisition was accounted for as a purchase of a business under ASC 805.

Intelleflex Corporation

On September 19, 2013, the Company acquired Intelleflex Corporation. The acquisition was accounted for as a purchase of a business under ASC 805.

The allocation of the purchase price was as follows

Cash	$782
Inventory	988
Prepaid expenses and other assets	210
Fixed assets	510
Intangible assets	1,013
Accounts payable and other liabilities	(1,010)
Total	$2,492

Cash	$1,300
Retirement of debt	1,192
Total consideration	$2,492

The intangible assets represent acquired patents that were independently valued. The remaining useful life of these patents was 13.5 years as of the date purchased.